Note 17 - Related Parties (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Kunlun Tech Limited [member]
Disclosure of transactions between related parties [line items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 51,200	$ 0	$ 0	$ 51,208
Revenue recognized		1,500	700
Keeneyes Future Holding Inc. [member]
Disclosure of transactions between related parties [line items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 7,800	0	0	$ 7,800
nHorizon [member] | Advertising revenue [member]
Disclosure of transactions between related parties [line items]
Percentage of entity's revenue	30.00%
Verda Venture (MiniPay Fund)
Disclosure of transactions between related parties [line items]
Capital contributions		2,500	1,250
Remaining capital commitments		6,250
Total for all related parties [member]
Disclosure of transactions between related parties [line items]
Loss allowances on related-party receivables			$ 100
Total for all related parties [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Loss allowances on related-party receivables		$ 100